Deposits by Customers - Schedule of Deposits by Customers (Detail) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of deposits from customers [line items]
- Deposits by customers	£ 190,018	£ 181,883
Current and Demand Accounts
Disclosure of deposits from customers [line items]
- Deposits by customers	179,285	171,736
Amounts due to other Santander UK Group Holdings plc subsidiaries
Disclosure of deposits from customers [line items]
- Deposits by customers	77	44
Amounts due to Santander UK Group Holdings plc
Disclosure of deposits from customers [line items]
- Deposits by customers	9,429	8,869
Amounts Due to Fellow Banco Santander Subsidiaries and Joint Ventures
Disclosure of deposits from customers [line items]
- Deposits by customers	£ 1,227	£ 1,234